Putnam Investments, LLC
                                            One Post Office Square
                                            Boston, MA 02109
                                            June 6, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Investment Funds (Reg. No. 33-56339 ) (811-7237) (the "Trust")
    Putnam International Large Cap Growth Fund (the "Fund")
    Post-Effective Amendment No. 45 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 45 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on May 30, 2001.

Comments or questions concerning this certificate may be directed to Beth K. Werths at 1-800-225-2465, ext. 1-1913.

                                            Very truly yours,

                                            Putnam Investment Funds

                                            /s/ Gordon H. Silver
                                        By: ----------------------------
                                            Gordon H. Silver
                                            Vice President

cc: Keith Roberts
    Ropes & Gray